Registration No. 333-193554

As filed with the Securities and Exchange Commission on March 3, 2014

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☑ POST-EFFECTIVE AMENDMENT NO. 1

JOHN HANCOCK INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)

617-663-3000
(Registrant’s Area Code and Telephone Number)

Thomas M. Kinzler
Secretary
John Hancock Investment Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

Copies to:

Mark P. Goshko, Esq.
K&L Gates LLP
One Lincoln Street
Boston, Massachusetts 02111

Title of securities being registered: shares of beneficial interest (no par value) of the Registrant.

Approximate date of proposed public offering: March 3, 2014.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing become effective on March 3, 2014 pursuant to Rule 485(b).

JOHN HANCOCK INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

President’s Letter

Notice of Special Meeting to Shareholders

Part A —Proxy Statement/Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Signature Page

Exhibits

Your action is required

March 3, 2014

Please vote today.

Dear John Hancock Sovereign Investors Fund shareholder:

At John Hancock Investments, we continually review our lineup of funds to ensure we are delivering value to our shareholders. As a result of a recent review, we recommended to your fund’s trustees, and they unanimously approved, the merger of your fund into John Hancock Large Cap Equity Fund.

Advantages of the proposed merger

■	Potentially lower expenses, as fixed costs are spread across the larger asset base of the combined funds

■	Similar investment strategy, as both funds pursue capital appreciation by investing in large-cap U.S. stocks and measure their performance against the S&P 500 Index

■	Continuity of management, as both funds are managed by experienced portfolio teams at John Hancock Asset Management and overseen by John Hancock Investments

How to vote

This merger cannot proceed without the approval of shareholders, so a special shareholder meeting has been scheduled for April 30, 2014, at the offices of John Hancock Investments, 601 Congress Street, Boston, Massachusetts. While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You may vote your shares by proxy in one of three ways:

Online: Visit kingproxy.com/johnhancock.

Phone: Call 800-290-6430.

Mail: Complete the enclosed proxy card and return it in the enclosed postage-paid envelope.

I am confident the proposed merger will help us better serve you going forward. I encourage you to read the enclosed proxy statement for more information, and I thank you for acting on this matter today.

Sincerely,

Andrew G. Arnott

President and CEO

John Hancock Investments

JOHN HANCOCK SOVEREIGN INVESTORS FUND (the “fund”)

(a series of John Hancock Investment Trust)

601 Congress Street

Boston, Massachusetts 02210

Notice of Special Meeting of Shareholders

Scheduled for April 30, 2014

This is the formal agenda for the fund’s shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts 02210, on Wednesday, April 30, 2014, at 2:00 PM, Eastern Time, to consider the following:

1.	A proposal to approve an Agreement and Plan of Reorganization between the fund and John Hancock Large Cap Equity Fund (“Large Cap Equity”). Under this agreement, the fund would transfer all of its assets to Large Cap Equity in exchange for shares of Large Cap Equity. These shares would be distributed, as described in the accompanying proxy statement and prospectus, proportionately to you and the other shareholders of the fund. Large Cap Equity also would assume the fund’s liabilities. Your fund’s Board of Trustees recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on January 30, 2014, are entitled to vote at the meeting and any adjourned session(s) of the meeting.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card(s). If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.

By order of the Board of Trustees,

Thomas M. Kinzler

Secretary

Boston, Massachusetts,

March 3, 2014

PROXY STATEMENT of

John Hancock Sovereign Investors Fund
(“Sovereign Investors,” the “Acquired Fund” or “your fund”),

a series of John Hancock Investment Trust (“JHIT”)

PROSPECTUS for

John Hancock Large Cap Equity Fund
(“Large Cap Equity” or the “Acquiring Fund”),
a series of JHIT

The address of the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

* * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

•	Your fund will transfer all of its assets to Large Cap Equity. Large Cap Equity will assume your fund’s liabilities.

•	Large Cap Equity will issue Class A, Class B, Class C and Class I shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class A, Class B, Class C and Class I shares, as applicable. These shares will be distributed to your fund’s Class A, Class B, Class C and Class I shareholders, as applicable, in proportion to their holdings on the reorganization date.

•	No front-end sales charges will be imposed on shares of Large Cap Equity received by shareholders of the Acquired Fund.

•	Your fund will be terminated and shareholders of your fund will become shareholders of Large Cap Equity.

•	For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Large Cap Equity, or the shareholders of your fund.

Rationale for the Reorganization

The reorganization is intended to consolidate the Acquired Fund with a domestic equity fund with a similar investment objective and similar investment policies advised by the same investment advisor and subadvisor. The investment advisor of each fund is John Hancock Advisers, LLC (“JHA” or the “Advisor”) and the subadvisor of each fund is John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”).

The investment objectives of both funds are similar: Sovereign Investors seeks long-term growth of capital and income without assuming undue market risks, while Large Cap Equity seeks long-term capital appreciation. In addition, the principal investment policies of both funds are similar: Sovereign Investors invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the S&P 500 Index, while Large Cap Equity invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. Large Cap Equity Fund considers large-capitalization companies to be those companies in the capitalization range of the S&P 500 Index. The funds investment policies differ in several ways. Sovereign Investors invests primarily in “dividend performers,” while Large Cap Equity does not. Sovereign Investors’ investment in foreign securities is not limited, while Large Cap Equity may invest only up to 35% of its assets in foreign securities. Also, Large Cap Equity may engage in certain derivative transactions, while Sovereign Investors does not have a stated policy in this regard.

At current asset levels, the advisory fee charged to Sovereign Investors is lower than that charged to Large Cap Equity, and the funds have differing advisory fee breakpoint schedules. As of December 31, 2013, Sovereign Investors’ net assets amounted to approximately $564 million and Large Cap Equity’s net assets were approximately $1.9 billion.

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The overall operating expense ratios of Large Cap Equity’s Class A shares after the reorganization are expected to be lower than those of Sovereign Investors’ Class A shares, and the overall operating expense ratios of Large Cap Equity’s Class B, Class C, and Class I shares after the reorganization are expected to be equal to or lower than those of the corresponding share classes of Sovereign Investors after contractual expense waivers and reimbursements, although the expense ratios of Large Cap Equity Fund may increase after the expiration of such waivers and reimbursements. If the reorganization is approved, Large Cap Equity’s Class B, Class C and Class I shares contractual expense reimbursement shall remain in effect until at least February 29, 2016.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for, among other things, insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than either fund would achieve separately.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this proxy statement and prospectus. Any representation to the contrary is a criminal offense.

Where to Get More Information

• The Large Cap Equity Class A, Class B and Class C shares summary prospectus dated March 1, 2014, and/or • The Large Cap Equity Class I shares summary prospectus dated March 1, 2014	In the same envelope as this proxy statement and prospectus. This document is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

•     The Large Cap Equity Class A, Class B and Class C shares prospectus dated March 1, 2014

•     The Large Cap Equity Class I shares prospectus dated March 1, 2014

•     The statement of additional information (“SAI”) dated March 3, 2014, which relates to this proxy statement and prospectus and the reorganization, and contains additional information about the Acquired Fund and the Acquiring Fund

•     The Large Cap Equity annual shareholder report dated October 31, 2013

•     The Large Cap Equity and Sovereign Investors SAI dated March 1, 2014

•     The Sovereign Investors Class A, Class B and Class C shares prospectus dated March 1, 2014

•     The Sovereign Investors Class I shares prospectus dated March 1, 2014

•     The Sovereign Investors annual shareholder report dated October 31, 2013

These documents and additional information about the Acquired Fund and the Acquiring Fund are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number: 800-225-5291. Information in these documents is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.
To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 800-225-5291.

The date of this proxy statement and prospectus is March 3, 2014.

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INTRODUCTION

This proxy statement and prospectus is being used by the Board of Trustees of JHIT (the “Board”) to solicit proxies to be voted at a special meeting of Sovereign Investors’ shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts 02210, on Wednesday, April 30, 2014, at 2:00 PM, Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Acquired Fund into Large Cap Equity (the “Reorganization”). This proxy statement and prospectus is being mailed to your fund’s shareholders on or about March 3, 2014.

The proxy statement and prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire proxy statement and prospectus carefully, including Exhibit A (which contains a form of Agreement), as well as the enclosed Class A, Class B and Class C and/or Class I prospectus of Large Cap Equity, as applicable, because they contain details that are not in the summary comparisons.

Who is Eligible to Vote?

Shareholders of record of the Acquired Fund on January 30, 2014 are entitled to attend and vote at the meeting and any adjourned session(s) of the meeting. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL — REORGANIZATION OF SOVEREIGN INVESTORS

Approval of Agreement and Plan of Reorganization Between Sovereign Investors and Large Cap Equity

Under the Agreement, Sovereign Investors would transfer all of its assets to Large Cap Equity in exchange for shares of Large Cap Equity. These shares would be distributed proportionately to the shareholders of Sovereign Investors. Large Cap Equity also would assume the liabilities of Sovereign Investors. For federal income tax purposes, the Reorganization will not result in income, gain or loss being recognized by Sovereign Investors, Large Cap Equity, or the shareholders of Sovereign Investors. The Board unanimously recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

COMPARISON OF THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

	ACQUIRED FUND	ACQUIRING FUND
	Sovereign Investors	Large Cap Equity
Business	Each fund is a series of JHIT, an open-end investment management company organized as a Massachusetts business trust.
Approximate	$564 million	$1.9 billion
net assets as of
December 31, 2013
Investment advisor	JHA
Subadvisor	JHAM US

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COMPARISON OF FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

	ACQUIRED FUND	ACQUIRING FUND
	Sovereign Investors	Large Cap Equity
Portfolio managers	Christopher P. O’Keefe, CFA • Portfolio Manager • Joined fund team in 2007 John F. Snyder III • Senior Vice President and Senior Portfolio Manager • Joined fund team in 1983

Walter T. McCormick, CFA

• Senior Managing Director and Senior Portfolio Manager

• Joined fund team in 2011

Emory W. Sanders, Jr., CFA

• Senior Managing Director and Senior Portfolio Manager

• Joined fund team in 2011

Investment objective	The fund seeks long-term growth of capital and income without assuming undue market risks.	The fund seeks long-term capital appreciation.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the S&P 500 Index. On December 31, 2013, that range was $3.4 billion to $504.9 billion.

At least 65% of the fund’s stock investments are “dividend performers” — companies whose dividend payments have increased steadily for ten years. In managing the fund, the subadvisor uses fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The subadvisor generally visits companies to evaluate the strength and consistency of their management strategy. Finally, the subadvisor looks for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in below investment-grade bonds (i.e., “junk bonds”) rated as low as C by Standard & Poor’s Ratings Services (S&P) or Moody’s Investors Service, Inc. (Moody’s) and their unrated equivalents.

The fund typically invests in U.S. companies, but may invest in dollar-denominated foreign securities.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those companies in the capitalization range of the S&P 500 Index, which was $3.4 billion to $504.9 billion as of December 31, 2013. Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor looks for companies that are undervalued and/or that offer the potential for above-average earnings growth. The subadvisor employs a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies in a broad range of industries. The fund may focus on particular sectors of the economy. The subadvisor also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in below investment-grade bonds (i.e., “junk bonds”) rated as low as CC by Standard & Poor’s Ratings Services (S&P) or Ca by Moody’s Investors Service, Inc. (Moody’s) and their unrated equivalents. In selecting bonds, the subadvisor looks for the most favorable risk/return ratios.

The fund may invest up to 35% of assets in

foreign securities.

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COMPARISON OF FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

	ACQUIRED FUND	ACQUIRING FUND
	Sovereign Investors	Large Cap Equity
Diversification	Diversified
Derivatives	No stated policy.	The fund may, to a limited extent, engage in derivatives transactions that include futures contracts, options and foreign currency forward contracts, in each case for the purposes of reducing risk and/or obtaining efficient market exposure.
Temporary defensive	In abnormal circumstances, the fund may temporarily invest extensively in investment-grade
positions	short-term securities. In these and other cases, the fund might not achieve its investment objective.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between Sovereign Investors and Large Cap Equity.

The following is a discussion of the principal investment policy differences between the two funds.

Investment objective. Sovereign Investors’ investment objective is to seek long-term growth of capital and income without assuming undue market risks, while Large Cap Equity’s investment objective is to seek long-term capital appreciation.

80% Policy. Sovereign Investors has a stated policy of investing at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the S&P 500 Index, while Large Cap Equity has a stated policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies.

Investment Style. Unlike Sovereign Investors, Large Cap Equity is not committed to investing at least 65% of its stock investments in “dividend performers.” In addition, Large Cap Equity looks for companies that are undervalued and/or that offer the potential for above-average earnings growth. Sovereign Investors has a stated policy of not investing more than 5% of its assets in any one security, while Large Cap Equity does not have a comparable stated limit. Nevertheless, each fund is “diversified,” which means that, with respect to 75% of total assets, the fund may not invest more than 5% of its total assets in any one issuer.

Foreign Investments. Sovereign Investors typically invests in U.S. companies, but may invest in U.S. dollar-denominated foreign securities, without a stated percentage limit. By contrast, Large Cap Equity may invest up to 35% of its assets in foreign securities, without a stated policy regarding the currency in which such securities are denominated.

Derivatives. Large Cap Equity may, to a limited extent, engage in derivatives transactions that include futures contracts, options and foreign currency forward contracts, in each case for the purposes of reducing risk and/or obtaining efficient market exposure. Sovereign Investors does not have a stated policy on investing in derivatives.

Cash Investments. Sovereign Investors may invest up to 10% of its assets in cash or cash equivalents, but this is not a stated policy of Large Cap Equity.

Credit Quality of Fixed-Income Investments. Sovereign Investors may invest in bonds of any maturity (without a stated limit), with up to 5% of assets in below investment-grade bonds (i.e., “junk bonds”) rated as low as C by S&P or Moody’s. By contrast, Large Cap Equity may invest up to 20% of its assets in bonds, with 15% of its net assets in below investment-grade bonds rated as low as CC by S&P or Ca by Moody’s and their unrated equivalents.

Investments in Corporate Restructurings. Large Cap Equity may invest in corporate restructurings or pending acquisitions. Sovereign Investors does not have a comparable stated investment policy.

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COMPARISON OF FUND CLASSES, EXPENSES, ADVISORY ARRANGEMENTS, AND DISTRIBUTION PLANS

COMPARISON OF THE FUNDS’ CLASSES OF SHARES

The following section details the characteristics and fee structures for each class of shares of the funds involved in the Reorganization. Class A, Class B, Class C shares are subject to distribution and service (Rule 12b-1) fees. Rule 12b-1 fees are paid out of a class’ assets on an ongoing basis. Over time, these fees will increase the cost of investments and may cost more than other types of sales charges. Class I shares of both funds are not subject to Rule 12b-1 fees.

Class A sales charges and Rule 12b-1 fees

Class A shares of each fund have the same characteristics and similar fee structures.

•      Class A shares of each fund are offered with front-end sales charges ranging from 5% to 2% of each fund’s offering price, depending on the amount invested.

•      Class A shares of Sovereign Investors are subject to distribution and service (Rule 12b-1) fees equal to 0.30% of the average daily net assets of Sovereign Investors’ Class A shares. Class A shares of Large Cap Equity are subject to distribution and service (Rule 12b-1) fees equal to 0.25% of the average daily net assets of Large Cap Equity’s Class A shares.

•      For both funds, there is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (“CDSC”) of 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.

•      An investor can combine multiple purchases of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.

•      Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, as described in Large Cap Equity’s Class A, Class B and Class C prospectus and Sovereign Investors’ Class A, Class B and Class C prospectus.

Class B sales charges and Rule 12b-1 fees

Class B shares of Sovereign Investors and Large Cap Equity have the same characteristics and fee structures. Effective as of July 1, 2013, Class B shares of both funds may not be purchased or acquired by any new or existing Class B shareholder, except by exchange from Class B shares of  another fund John Hancock fund or through dividend and/or capital gains reinvestment.

•      Class B shares of each fund are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold, and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.

•      Class B shares of both funds are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.

•      Both funds Class B shares’ CDSCs may be waived in certain cases, as described in Sovereign Investors’ Class A, Class B and Class C prospectus and Large Cap Equity’s Class A, Class B and Class C prospectus.

•      Class B shares of each fund automatically convert to Class A shares after eight years.

Class C sales charges and Rule 12b-1 fees

Class C shares of Sovereign Investors and Large Cap Equity have the same characteristics and fee structures.

•      Class C shares of each fund are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the original purchase cost or the current market value, whichever is less, of the Class C shares being sold within one year of purchase.

•      Class C shares of each fund are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class C shares.

•      Each fund’s Class C shares’ CDSCs may be waived in certain cases, as described in Sovereign Investors’ Class A, Class B and Class C prospectus and Large Cap Equity’s Class A, Class B and Class C prospectus.

•      No automatic conversion to Class A shares, so distribution and service (Rule 12b-1) fees continue throughout the life of the Class C investment.

Class I sales charges and Rule 12b-1 fees

Class I shares of each fund have the same characteristics and fee structures.

•      Class I shares of each fund are offered without a front-end sales charge or CDSC to certain types of investors if they also meet the minimum initial investment requirement for purchase of Class I shares, as described in the funds’ Class I prospectuses.

•      Class I shares of each fund are not charged a distribution and service (Rule 12b-1) fee.

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COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES (BOTH FUNDS HAVE THE SAME POLICY)

Buying shares	Investors may buy shares at their public offering price through a financial representative or the funds’ transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).
Minimum initial investment

Class A, Class B and Class C Shares: the minimum initial investment is $1,000, except as follows:

•      There is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment;

•      group investments: $250; and

•      there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor.

Class I Shares: The minimum initial investment is $250,000, which may be waived, in a fund’s sole discretion, for certain investors, as detailed in each fund’s Class I prospectus.

Exchanging shares

Class A, Class B and Class C Shares: Shareholders may exchange their shares of a class of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Effective February 3, 2014, shares acquired in an exchange are subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For Classes B and C, this change has no impact on shareholders because the CDSC rates and holding schedules are the same for all Class B shares and the same for all Class C shares across the John Hancock funds complex. For Class A shares, certain funds within the John Hancock fund complex have different CDSC rates and holding schedules and shareholders should review the prospectuses for funds with Class A shares before considering an exchange. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.

Class I Shares: Shareholders may exchange Class I shares of one John Hancock fund for Class I shares of any other John Hancock fund or for John Hancock Money Market Fund Class A shares. The registration for both accounts involved must be identical. Once exchange into John Hancock Money Market Fund Class A shares, shares may only be exchanged back to Class I shares.

Selling shares	Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.
Net asset value	All purchases, exchanges and sales are made at a price based on the next net asset value (“NAV”) per share of the class of a fund to be calculated after Signature Services receives your request in good order. The NAV per share for each class of shares of each fund is determined at the close of regular trading on the New York Stock Exchange, which is typically 4:00 PM, Eastern Time.

COMPARISON OF EXPENSES

The hypothetical pro forma total annual operating expenses of Large Cap Equity’s Class A shares after the Reorganization are expected to be lower than the total annual operating expenses of your fund’s Class A shares. The hypothetical pro forma total annual operating expenses of Large Cap Equity’s Class B, Class C and Class I shares are expected to be equal to or lower than the total annual operating expenses of your fund’s Class B, Class C and Class I shares, after contractual expense waivers and reimbursements, although the expense ratios of Large Cap Equity Fund may increase after the expiration of such waivers and reimbursements. Large Cap Equity’s Class B, Class C and Class I contractual expense reimbursement shall remain in effect until at least February 29, 2016.

For purposes of comparing expenses, at asset levels in effect on October 31, 2013, Large Cap Equity is charged an annual management fee of 0.63%, which is higher than the 0.59% that your fund is charged on asset levels in effect on that date. As of December 31, 2013, Sovereign Investors’ assets amounted to approximately $564 million and Large Cap Equity’s assets amounted to approximately $1.9 billion. See “Comparison of Fund Classes, Expenses, Advisory Arrangements, and Distribution Plans — Comparison of Advisory Arrangements” for more information.

Shareholders of all mutual funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.

Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (ii) fees may be incurred for extraordinary expenses, such as fund tax expenses.

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The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid by the funds for the fiscal year ended October 31, 2013. The tables also show the hypothetical pro forma expenses of Large Cap Equity assuming the Reorganization with the Acquired Fund had occurred on November 1, 2012. Large Cap Equity’s expenses after the Reorganization may be greater or less than those shown.

The following tables illustrate the anticipated change in operating expenses expected as a result of the Reorganization of Sovereign Investors into the Acquiring Fund.

			Large Cap Equity
			(Pro Forma)
			(Assuming
			Reorganization with
	Sovereign Investors	Large Cap Equity	Sovereign Investors)
	Class A	Class A	Class A
Shareholder fees
Maximum front-end sales charge (load) on
purchases as a % of purchase price	5.00%	5.00%	5.00%
Maximum deferred sales charge (load)	1.00% (on certain	1.00% (on certain	1.00% (on certain
as a % of purchase or sale price,	purchases, including	purchases, including	purchases, including
whichever is less	those of $1 million	those of $1 million	those of $1 million
	or more)	or more)	or more)

Annual fund operating expenses
Management fee	0.59%	0.63%	0.63%
Distribution and service (Rule 12b-1) fees	0.30%	0.25%	0.25%
Other expenses	0.25%	0.22%	0.22%
Total fund operating expenses	1.14%	1.10%	1.10%

			Large Cap Equity
			(Pro Forma)
			(Assuming
			Reorganization with
	Sovereign Investors	Large Cap Equity	Sovereign Investors)
	Class B	Class B	Class B
Shareholder fees
Maximum front-end sales charge (load) on
purchases as a % of purchase price	None	None	None
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less	5.00%	5.00%	5.00%

Annual fund operating expenses
Management fee	0.59%	0.63%	0.63%
Distribution and service (Rule 12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.25%	0.23%	0.23%
Total fund operating expenses	1.84%	1.86%	1.86%
Contractual expense reimbursement	None	None	(0.03%)(1)
Total annual fund operating expenses after
expense reimbursements	1.84%	1.86%	1.83%

(1)	The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of Large Cap Equity, including transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of Large Cap Equity and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Subject to shareholder approval of the Reorganization, if following the Class Expense Waiver (if applicable) to the extent that Expenses of Class B shares exceed 1.83% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of Large Cap Equity’s business, and (f) short dividend expense. The Class Expense Limitation expires on February 29, 2016, unless renewed by mutual agreement of Large Cap Equity and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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			Large Cap Equity
			(Pro Forma)
			(Assuming
			Reorganization with
	Sovereign Investors	Large Cap Equity	Sovereign Investors)
	Class C	Class C	Class C
Shareholder fees
Maximum front-end sales charge (load) on
purchases as a % of purchase price	None	None	None
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less	1.00%	1.00%	1.00%

Annual fund operating expenses
Management fee	0.59%	0.63%	0.63%
Distribution and service (Rule 12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.25%	0.22%	0.22%
Total fund operating expenses	1.84%	1.85%	1.85%
Contractual expense reimbursement	None	None	(0.02%)(1)
Total annual fund operating expenses after
expense reimbursements	1.84%	1.85%	1.83%

(1)	Subject to shareholder approval of the Reorganization, to the extent that Expenses of Class C shares of Large Cap Equity exceed 1.83% of average annual net assets (on an annualized basis) attributable to Class C shares (the Class Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of Large Cap Equity’s business, and (f) short dividend expense. The Class Expense Limitation expires on February 29, 2016, unless renewed by mutual agreement of Large Cap Equity and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

			Large Cap Equity
			(Pro Forma)
			(Assuming
			Reorganization with
	Sovereign Investors	Large Cap Equity	Sovereign Investors)
	Class I	Class I	Class I
Shareholder fees
Maximum front-end sales charge (load)	None	None	None
Maximum deferred sales charge (load)	None	None	None

Annual fund operating expenses
Management fee	0.59%	0.63%	0.63%
Other expenses	0.19%	0.17%	0.17%
Total fund operating expenses	0.78%	0.80%	0.80%
Contractual expense reimbursement	None	None	(0.02%)(1)
Total annual fund operating expenses after
expense reimbursements	0.78%	0.80%	0.78%

(1)	Subject to shareholder approval of the Reorganization, to the extent that Expenses of Class I shares of Large Cap Equity exceed 0.78% of average annual net assets (on an annualized basis) attributable to Class I shares (the Class Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of Large Cap Equity’s business, and (f) short dividend expense. The Class Expense Limitation expires on February 29, 2016, unless renewed by mutual agreement of Large Cap Equity and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Large Cap Equity, based on fees and expenses incurred during the 12-month period ended October 31, 2013. For Large Cap Equity Fund, only Year 1 expenses are calculated based upon net annual operating expenses after applicable expense reimbursements. Each example assumes that you reinvested all distributions and that the average annual return was 5%. Pro forma expenses are included assuming the Reorganization of your fund with Large Cap Equity on November 1, 2012. The examples are for comparison purposes only and are not a representation of your fund’s or Large Cap Equity’s actual expenses or returns, either past or future.

			Large Cap Equity Class A
			(Pro Forma) — assuming
	Sovereign Investors	Large Cap Equity	Reorganization with
	Class A	Class A	Sovereign Investors
Year 1	$610	$607	$607
Year 3	$844	$832	$832
Year 5	$1,096	$1,076	$1,076
Year 10	$1,817	$1,773	$1,773

	Sovereign Investors		Large Cap Equity		Large Cap Equity Class B
	Class B – assuming		Class B – assuming		(Pro Forma) — assuming
	redemption at end		redemption at end		Reorganization with
	of period		of period		Sovereign Investors
Year 1	$687		$689		$686
Year 3	$879		$885		$879
Year 5	$1,196		$1,206		$1,200
Year 10	$1,975	(1)	$1,981	(1)	$1,976	(1)

	Sovereign Investors		Large Cap Equity		Large Cap Equity Class B
	Class B – assuming no		Class B – assuming no		(Pro Forma) — assuming
	redemption at end		redemption at end		Reorganization with
	of period		of period		Sovereign Investors
Year 1	$187		$189		$186
Year 3	$579		$585		$579
Year 5	$996		$1,006		$1,000
Year 10	$1,975	(1)	$1,981	(1)	$1,976	(1)

(1)   Reflects conversion of Class B shares to Class A shares after eight years.

	Sovereign Investors	Large Cap Equity	Large Cap Equity Class C
	Class C – assuming	Class C – assuming	(Pro Forma) — assuming
	redemption at end	redemption at end	Reorganization with
	of period	of period	Sovereign Investors
Year 1	$287	$288	$286
Year 3	$579	$582	$578
Year 5	$996	$1,001	$997
Year 10	$2,159	$2,169	$2,166

	Sovereign Investors	Large Cap Equity	Large Cap Equity Class C
	Class C – assuming no	Class C – assuming no	(Pro Forma) — assuming
	redemption at end	redemption at end	Reorganization with
	of period	of period	Sovereign Investors
Year 1	$187	$188	$186
Year 3	$579	$582	$578
Year 5	$996	$1,001	$997
Year 10	$2,159	$2,169	$2,166

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			Large Cap Equity Class I
			(Pro Forma) — assuming
	Sovereign Investors	Large Cap Equity	Reorganization with
	Class I	Class I	Sovereign Investors
Year 1	$80	$82	$80
Year 3	$249	$255	$251
Year 5	$433	$444	$440
Year 10	$966	$990	$986

COMPARISON OF ADVISORY ARRANGEMENTS

Sovereign Investors operates under an Advisory Agreement dated July 1, 2009, which was approved by shareholders on April 16, 2009. Large Cap Equity operates under an Advisory Agreement dated December 22, 1994. These agreements are substantially similar, except that Sovereign Investors pays the advisory fee daily, whereas Large Cap Equity pays the advisory fee (which is accrued on a daily basis) monthly. As noted in the table under “Management Arrangements,” JHA serves as each fund’s investment advisor, and JHAM US serves as each fund’s subadvisor. JHA pays subadvisory fees to JHAM US from its own assets and not from the assets of the relevant fund.

Each fund pays management fees to JHA equal to the annual percentages shown in the following table:

Annual Advisory Fee Rates

Sovereign Investors*	Large Cap Equity
0.575% — First $750 million	0.625% — First $3 billion
0.550% — Next $750 million	0.600% — Excess over $3 billion
0.500% — Next $1.0 billion
0.450% — Excess over $2.5 billion

*	Fee schedule in effect as of July 1, 2013. Prior to this date, the annual advisory fees payable by Sovereign Investors amounted to 0.600% on first $750 million of the average daily net assets of the fund, 0.550% of the next $750 million of the average daily next assets of the fund, 0.500% of the next $1 billion of the average daily net assets of the fund and 0.450% of the excess over $2.5 billion of such assets.

COMPARISON OF DISTRIBUTION PLANS

The Board and each fund’s shareholders have approved Distribution Plans (the “Plans”) and have adopted the Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Class A shares of Sovereign Investors carry a Rule 12b-1 fee of 0.30%, whereas Class A shares of Large Cap Equity carry a Rule 12b-1 fee of 0.25%. Class B and Class C shares of Sovereign Investors and Large Cap Equity each carry a Rule 12b-1 fee of 1.00%. Over time, Rule 12b-1 fees will increase the cost of investing in the funds and may cost more than other types of sales charges. No Rule 12b-1 fees are imposed on Class I shares of either fund.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares and shows the similarities of the principal risks affecting each fund, listed in alphabetical order.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Large Cap Equity. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Large Cap Equity is commensurate with the amount of risk involved in the authorized investments of your fund.

PRINCIPAL RISKS APPLICABLE TO BOTH FUNDS

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the

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market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Economic and market events risk

Events in the financials sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship; the bankruptcy filings of Lehman Brothers, Chrysler, and General Motors; the sale of Merrill Lynch to Bank of America; the U.S. government support of American International Group and Citigroup; the sale of Wachovia to Wells Fargo; reports of credit and liquidity issues involving certain money market mutual funds; emergency measures by the U.S. and foreign governments banning short-selling; measures to address U.S. federal and state budget deficits; debt crises in the eurozone; and S&P’s downgrade of U.S. long-term sovereign debt.

Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Recent political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund’s performance.

Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

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The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

•	Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

•	Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

•	Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

•	Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

•	Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may also take active currency positions and may cross-hedge currency exposure represented

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by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below investment-grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadvisor’s own credit analysis. While a subadvisor may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadvisor’s evaluation than the assessment of the credit risk of higher- rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment, as well as exchange-rate trade difficulties

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and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Sector risk

When a fund’s investments are focused in one or more sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that focused funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors.

Principal Risks Applicable to Sovereign Investors Only

Because Sovereign Investors may invest more substantially in medium and smaller companies, while Large Cap Equity generally does not, the following principal risk applies solely to Sovereign Investors:

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Principal Risks Applicable to Large Cap Equity Only

Because Large Cap Equity, as part of its principal investment strategy, engages in value investing, may invest in derivatives, may trade securities actively, may invest in illiquid securities, and may invest in companies undergoing corporate restructuring, the following principal risks apply solely to Large Cap Equity:

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisor to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadvisor’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase

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the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

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•	Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Merger and restructuring risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

COMPARISON OF FUND PERFORMANCE

Past performance records of Sovereign Investors and Large Cap Equity through December 31, 2013, including: (1) calendar year total returns (without sales charges); and (2) average annual total returns (including imposition of sales charges) are set forth under “Fund Past Performance” beginning on page 16 of this proxy statement and prospectus.

PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement and prospectus as Exhibit A, with respect to your fund. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:

•	The Reorganization is scheduled to occur at 5:00 PM, Eastern Time, on May 2, 2014, but may occur on any later date on or before April 30, 2015. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both funds will be computed as of 4:00 PM, Eastern Time, on the closing date of the Reorganization (the “Closing Date”).

•	Large Cap Equity, the Acquiring Fund, will issue Class A, Class B, Class C and Class I shares to Sovereign Investors, the Acquired Fund, in an amount equal to the aggregate net assets attributable to the Acquired Fund’s Class A, Class B, Class C and Class I shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class A, Class B, Class C and Class I shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class A, Class B, Class C and Class I shareholders of the Acquired Fund will become Class A, Class B, Class C and Class I shareholders, respectively, of the Acquiring Fund.

•	After the shares are issued, the existence of the Acquired Fund will be terminated.

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Reasons for the Proposed Reorganization

This proxy statement and prospectus is being used by the Board in connection with the Reorganization. The Board believes that the proposed Reorganization will be advantageous to the shareholders of the Acquired Fund for several reasons. At a meeting on December 16 – 18, 2013, the Board (with the advice and assistance of independent legal counsel) considered the following matters, among others and in no order of priority, in approving the proposal.

First, based on both funds’ historical expenses for the fiscal year ended October 31, 2013, and contractual expense limitation agreements for Class B, Class C, and Class I shares that will become effective only if the Reorganization is approved and will remain in effect through February 29, 2016, the pro forma overall estimated operating expense ratios of Class A shares of the Acquiring Fund after the Reorganization are expected to be lower than the current expense ratios of the Acquired Fund’s Class A shares, and the pro forma overall estimated operating expense ratios of Class B, Class C, and Class I shares of the Acquiring Fund after the Reorganization are expected to be equal to or lower than the current expenses ratios of the corresponding share classes of the Acquired Fund.

Second, the combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Large Cap Equity’s expense ratio over time because of economies of scale if the funds are combined. The greater asset size of the combined fund may allow it, relative to the Acquired Fund, to: (i) obtain better net prices on securities trades; and (ii) reduce per-share expenses by spreading fixed costs over a larger asset base.

Third, Large Cap Equity outperformed Sovereign Investors on a total return basis for the one-, three-, five- and ten-year periods ended October 31, 2013.

Fourth, management believes that the Reorganization would permit the Acquired Fund’s shareholders to pursue a substantially similar investment objective in a larger fund with substantially similar investment policies.

Fifth, shareholders of the Acquired Fund will experience no change in the level of advisory or shareholder services as a result of the Reorganization. JHA provides the same advisory services to each fund, and JHAM US serves as each fund’s subadvisor.

Sixth, the Reorganization is expected to be a tax-free reorganization for federal income tax purposes, meaning that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the merger.

FUND PAST PERFORMANCE

Set forth below is past performance information for Sovereign Investors and Large Cap Equity, which may help provide an indication of each fund’s investment risk.

The bar chart under “Calendar Year Total Returns” shows how each fund’s Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under “Average Annual Total Returns” shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges), compared with broad-based securities market indices. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

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Sovereign Investors

Calendar Year Total Returns — Class A Shares (without sales charge)

The year-to-date return of Class A shares of Sovereign Investors as of December 31, 2013 was 24.89%.

Quarterly Returns

During the period shown in the above bar chart, Sovereign Investors’ highest quarterly return was 14.13% for the third quarter of 2009, and the lowest quarterly return was –18.52% for the fourth quarter of 2008.

	1 Year	5 Years	10 Years
Class A before tax	18.67%	11.92%	4.91%
Class A after tax on distributions(1)	14.95%	10.85%	3.87%
Class A after tax on distributions, with sale(1)	12.40%	9.47%	4.02%
Class B before tax	18.98%	12.03%	4.86%
Class C before tax	22.98%	12.28%	4.72%
Class I before tax	25.27%	13.52%	5.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

(1)	After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

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Large Cap Equity

Calendar Year Total Returns — Class A Shares (without sales charge)

The year-to-date return of Class A shares of Large Cap Equity as of December 31, 2013 was 32.23%.

Quarterly Returns

During the period shown in the above bar chart, Large Cap Equity’s highest quarterly return was 16.17% for the second quarter of 2009, and the lowest quarterly return was –23.80% for the fourth quarter of 2008.

Average Annual Total Returns for Periods Ended December 31, 2013 (including sales charge for Class A shares)

	1 Year	5 Years	10 Years
Class A before tax	25.62%	15.97%	9.94%
Class A after tax on distributions(1)	25.31%	15.83%	9.76%
Class A after tax on distributions, with sale(1)	14.50%	12.91%	8.15%
Class B before tax	26.22%	16.06%	9.85%
Class C before tax	30.24%	16.28%	9.68%
Class I before tax	32.63%	17.58%	10.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

(1)	After-tax returns are shown for Class A shares only and would be different for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization

The Reorganization is intended not to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund. In addition, the Reorganization is not expected to take place unless the fund receives a satisfactory opinion from K&L Gates LLP substantially to the effect that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

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As a result, it is anticipated that, with respect to the Reorganization, for federal income tax purposes:

•	No gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund as described above; or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders;

•	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund;

•	The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately before the transfer;

•	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

•	You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

•	The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

•	The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service (the “IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each Acquired Fund shareholder would recognize a taxable gain or loss equal to the difference between the tax basis of the shareholder’s Acquired Fund shares and the fair market value of the Acquiring Fund shares received by the shareholder.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders and are expected to be approximately 29% of the Acquired Fund’s NAV.

The Acquired Fund expects to sell a substantial portion of its assets (amounting to approximately 75% of assets) in anticipation of the Reorganization and incur related brokerage commissions or other transaction costs. Sales of the Acquired Fund’s assets could result in taxable gains to the fund’s shareholders, as well as increased transaction costs. In addition, such transactions may cause the Acquired Fund to not comply with its investment policies. The Board has authorized the Acquired Fund to retain a transition manager to facilitate these sales. Sales of portfolio securities by the Acquired Funds are expected to result in brokerage commissions or other transaction costs of approximately $55,000.

As of October 31, 2013, the Acquired Fund had no capital loss carryforwards. Capital loss carryforwards are considered valuable tax attributes because they can reduce a fund’s future taxable income and thus reduce the taxable amount distributed to fund shareholders. The proposed Reorganization would affect the use of such tax attributes in two respects. The first concerns the “sharing” of these tax attributes with the shareholders of the Acquiring Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of the Acquired Fund. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Acquiring Fund. That means that any resulting tax benefits inure to all

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shareholders of the post-Reorganization Acquiring Fund (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).

The second manner in which the Reorganization would affect the use of the capital loss carryforward and possibly net unrealized losses concerns certain limitations imposed under the Code with respect to the use of these losses. Generally, when ownership of a corporation with capital loss carryforwards, changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of capital loss carryforwards following the change in ownership. The amount of such loss carryforwards that can be used each year to offset post-acquisition income would generally be determined by multiplying the “federal long-term tax-exempt rate” (the applicable rate as of December 31, 2013 was 3.50%) by the value of the outstanding shares of the Acquired Fund (possibly subject to adjustment for purposes of these rules) immediately prior to the Reorganization. Furthermore, capital losses may generally be carried forward for only eight years in the case of losses incurred by regulated investment companies in taxable years beginning prior to December 22, 2010. The carryforward of losses in taxable years beginning after that date is not limited in duration. Additionally, if either Fund has net unrecognized gains as of the date of the Reorganization, the Acquiring Fund cannot use pre-Reorganization losses of the Acquired Fund to offset such gains when they are later recognized. Also, if the Acquired Fund has net unrecognized gains as of the date of the Reorganization (“built-in gains”), the Acquiring Fund cannot use its own pre-Reorganization losses to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization. The Acquiring Fund can, however, use its pre-Reorganization losses to offset gains recognized on the disposition of assets received from the Acquired Fund in the Reorganization if such gains are not built-in gains. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies or persons who hold their shares as part of a straddle or conversion transaction.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, section 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, section 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund’s declaration of trust and by-laws. Each Fund’s obligations are also subject to the receipt of a favorable opinion of K&L Gates, LLP as to the federal income tax consequences of the Reorganization (see Agreement, sections 8(f) and 9(f)).

Termination of Agreement. The Board may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Closing Date, if the Board believes that proceeding with the Reorganization would no longer be advisable for either fund.

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Expenses of the Reorganization. The Acquired Fund will bear the costs incurred in connection with the Reorganization, estimated to be approximately $223,250. The Board took these estimated costs into account in approving the Reorganization. The Board also considered the fact that JHA will bear any costs incurred by the Acquired Fund in connection with the Reorganization that would cause the Acquired Fund to exceed its expense limitation arrangements. If the Reorganization is not consummated, JHA will pay the expenses of the Reorganization.

CAPITALIZATION

With respect to the proposal, the following table sets forth the capitalization of each fund as of October 31, 2013, and the pro forma combined capitalization of Class A, Class B, Class C and Class I shares of the Acquiring Fund as if the Reorganization had occurred on that date. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the Closing Date. The table below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed in the Reorganization.

				Shares
Funds	Net Assets	Share Class	NAV	Outstanding
Large Cap Equity (Acquiring Fund)	$1,044,393,721	Class A	$34.92	29,911,359
	$74,168,894	Class B	$31.94	2,322,430
	$266,591,628	Class C	$31.93	8,349,255
	$427,860,737	Class I	$36.28	11,793,241
Sovereign Investors (Acquired Fund)	$537,253,953	Class A	$18.83	28,524,606
	$16,213,981	Class B	$18.75	864,801
	$18,407,808	Class C	$18.80	979,075
	$24,996,448	Class I	$18.85	1,326,180
Decrease in net assets of the Acquiring Fund to	($250,457)	Class A	$0.00	(13,146,499)
reflect the estimated expenses of the Reorganization	($7,559)	Class B	($0.01)	(357,399)
and decrease in outstanding shares relative to net	($8,581)	Class C	($0.01)	(402,839)
asset value upon the Reorganization.	($11,653)	Class I	($0.01)	(637,514)
Large Cap Equity (Acquiring Fund) (pro forma	$1,581,397,217	Class A	$34.92	45,289,466
assuming Reorganization with Sovereign Investors)	$90,375,316	Class B	$31.94	2,829,832
	$284,990,855	Class C	$31.93	8,925,491
	$452,845,532	Class I	$36.28	12,481,907

If the Reorganization had taken place on October 31, 2013, approximately 0.539117 Class A shares of Large Cap Equity would have been issued for each Class A share of Sovereign Investors, 0.586727 Class B shares of Large Cap Equity would have been issued for each Class B share of Sovereign Investors, 0.588552 Class C shares of Large Cap Equity would have been issued for each Class C share of Sovereign Investors, 0.519285 Class I shares of Large Cap Equity would have been issued for each Class I share of Sovereign Investors.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ BUSINESSES

The following table shows where in each fund’s prospectus you can find additional information about the business of the fund.

Type of Information	Headings in Each Prospectus
	Sovereign Investors	Large Cap Equity
Investment objective and policies	Fund summary — Investment objective, Principal investment strategies, Principal risks
Fund details — Investment strategies, Risks of investing
Portfolio management	Who’s who — Investment advisor, Subadvisor

Expenses	Fund summary — Fees and expenses

Custodian	Who’s who — Custodian

Shares of beneficial interest	Your account — Choosing a share class (Class A, Class B and Class C prospectuses)
Your account — Who can buy shares (Class I prospectuses)

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Type of Information	Headings in Each Prospectus
	Sovereign Investors	Large Cap Equity
Purchase of shares	Your account — Choosing a share class, How sales charges are calculated, Sales charge reductions and waivers (Class A, Class B and Class C prospectuses)
Your account — Who can buy shares (Class I prospectuses)
Your account — Opening an account, Buying shares, Transaction policies, Additional investor services (all share classes)

Redemption or sale of shares	Your account — Choosing a share class, How sales charges are calculated (Class A, Class B and Class C prospectuses)
Your account — Who can buy shares (Class I prospectuses)
Your account — Selling shares, Transaction policies, Additional investor services (all share classes)

Dividends, distributions and taxes	Your account — Dividends and account policies

BOARD EVALUATION AND RECOMMENDATION

For the reasons described above, the Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of either fund or JHA (the “Independent Trustees”), approved the Reorganization. In particular, the Board has determined that the proposed Reorganization is in the best interests of Sovereign Investors, and that the interests of the fund’s shareholders would not be diluted as a result of the Reorganization. The Board also determined that the Reorganization is in the best interests of Large Cap Equity and that the interests of the fund’s shareholders would not be diluted as a result of the Reorganization.

The Trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

CONFLICTS OF INTEREST

The Reorganization is expected to benefit both JHA and JHAM US. JHA would benefit from the higher advisory fee payable by the Acquiring Fund at higher asset levels.

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. Shares will be voted in the aggregate, without regard to class. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the Acquired Fund.

Shares	Quorum	Voting
In General	All shares “present” in person or by proxy are counted towards a quorum.	Shares “present” at the meeting will be voted in person at the meeting. Shares “present” by proxy will be voted in accordance with the voting shareholders’ instructions.
Proxy with No Voting Instruction (other than Broker Non-Vote)	Considered “present” at the meeting.	Voted “for” a proposal.
Broker Non-Vote	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”

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If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Acquired Fund will continue to engage in business as a separate mutual fund and the Board will consider what further action may be appropriate, which can include re-soliciting shareholders to approve the proposal.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by e-mail or in person by the trustees, officers and employees of your fund; by personnel of your fund’s investment advisor, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third-party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $120,000. The Acquired Fund will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

•	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913;

•	By returning a duly executed proxy with a later date before the time of the meeting; or

•	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of January 30, 2014 (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Shares Outstanding
Class A	27,951,483.302
Class B	893,235.395
Class C	1,033,593.304
Class I	1,262,683.689
Total	31,140,995.690

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

Other Business

The Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of

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adjournment, and will vote those proxies against the proposal against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.

Telephone Voting

In addition to soliciting proxies by mail, by e-mail, or in person, your fund also may arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA, Signature Services, or a third-party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions and to confirm that the voting instructions have been properly recorded.

•	A shareholder will be called on a recorded line at the telephone number in the fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.

•	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

•	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

•	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

•	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the “control number” that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.

To vote via the Internet:

•	Read the proxy statement and prospectus and have your proxy card(s) at hand.

•	Go to the website on the proxy card(s).

•	Enter the “control number” found on your proxy card(s).

•	Follow the instructions on the website. Please call us at 800-225-5291 if you have any problems.

•	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Shareholders’ Proposals

Sovereign Investors is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of Sovereign Investors must submit the proposal in writing, so that it is received by Sovereign Investors at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

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OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of Sovereign Investors, as of January 30, 2014, the following persons owned of record or beneficially 5% or more of the outstanding Class A, Class B, Class C, or Class I shares of Sovereign Investors:

Sovereign Investors

Names and Address	Percent	Class	Record or Beneficial

FIRST CLEARING LLC SPECIAL CUSTODY ACCT	6.14%	A	Record
FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523

MLPF& S FOR THE SOLE BENEFIT OF ITS	7.26%	B	Record
CUSTOMERS ATTN FUND ADMINISTRATION 97DB1
4800 DEER LAKE DRIVE EAST 2ND FL
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC SPECIAL CUSTODY ACCT	10.59%	I	Record
FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	12.31%	I	Record
HARBORSIDE FINANCIAL CENTER PLAZA 2
3RD FLOOR JERSEY CITY NJ 07311

NATIONAL FINANCIAL SERVICES LLC	52.50%	I	Record
FEBO CUSTOMERS MUTUAL FUNDS
200 LIBERTY ST # 1WFC
NEW YORK NY 10281-1003

AMERICAN ENTERPRISE INVESTMENT SVC	5.80%	C	Record
707 2ND AVE S
MINNEAPOLIS MN 55402-2405

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS	6.05%	C	Record
HOUSE ACCT FIRM
ATTN COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

PERSHING LLC	6.22%	C	Record
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

FIRST CLEARING LLC SPECIAL CUSTODY ACCT	7.38%	C	Record
FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	29.90%	C	Record
HARBORSIDE FINANCIAL CENTER PLAZA 2
3RD FLOOR JERSEY CITY NJ 07311

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To the knowledge of Large Cap Equity, as of January 30, 2014, the following persons owned of record or beneficially 5% or more of the outstanding Class A, Class B, Class C, or Class I shares of Large Cap Equity:

Large Cap Equity

Names and Address	Percent	Class	Record or Beneficial

NATIONAL FINANCIAL SERVICES LLC	5.86%	A	Record
FEBO CUSTOMERS MUTUAL FUNDS
200 LIBERTY ST # 1WFC
NEW YORK NY 10281-1003

UBS WM USA OMNI ACCOUNT M/F	7.64%	A	Record
ATTN DEPARTMENT MANAGER
1000 HARBOR BLVD FL 5
WEEHAWKEN NJ 07086-6761

PERSHING LLC	8.84%	A	Record
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	17.72%	A	Record
707 2ND AVE S
MINNEAPOLIS MN 55402-2405

NATIONAL FINANCIAL SERVICES LLC	6.68%	B	Record
FEBO CUSTOMERS MUTUAL FUNDS
200 LIBERTY ST # 1WFC
NEW YORK NY 10281-1003

AMERICAN ENTERPRISE INVESTMENT SVC	9.39%	B	Record
707 2ND AVE S
MINNEAPOLIS MN 55402-2405

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	12.26%	B	Record
ATTN: FUND ADMINISTRATION
4800 DEERLAKE DRIVE EAST 2ND FL
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC SPECIAL CUSTODY ACCT	15.46%	B	Record
FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523

PERSHING LLC	16.01%	B	Record
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	6.53%	C	Record
707 2ND AVE S
MINNEAPOLIS MN 55402-2405

PERSHING LLC	7.76%	C	Record
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

UBS WM USA OMNI ACCOUNT M/F	8.33%	C	Record
ATTN DEPARTMENT MANAGER
1000 HARBOR BLVD FL 5
WEEHAWKEN NJ 07086-6761

FIRST CLEARING LLC SPECIAL CUSTODY ACCT	9.27%	C	Record
FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	15.10%	C	Record
HARBORSIDE FINANCIAL CENTER PLAZA 2
3RD FLOOR
JERSEY CITY NJ 07311

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Large Cap Equity

Names and Address	Percent	Class	Record or Beneficial

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	24.01%	C	Record
ATTN: FUND ADMINISTRATION
4800 DEERLAKE DRIVE EAST 2ND FL
JACKSONVILLE FL 32246-6484

MORGAN STANLEY SMITH BARNEY	6.45%	I	Record
HARBORSIDE FINANCIAL CENTER PLAZA 2
3RD FLOOR
JERSEY CITY NJ 07311

FIRST CLEARING LLC SPECIAL CUSTODY ACCT	8.72%	I	Record
FOR THE EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523

LPL FINANCIAL	9.04%	I	Record
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

TEACHERS DEFINED CONT RETPLAN TTEE	11.39%	I	Beneficial
FBO WEST VIRGINIA TEACHERS DCP C/O FASCORE LLC
8515 E ORCHARD RD # 2T2
GREENWOOD VLG CO 80111-5002

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	40.06%	I	Record
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE EAST 2ND
FL JACKSONVILLE FL 32246-6484

As of December 31, 2013, the trustees and officers of each fund owned in the aggregate less than 1% of each class of either fund’s outstanding shares.

EXPERTS

The financial highlights and financial statements of Sovereign Investors and Large Cap Equity for the fiscal year ended October 31, 2013 are incorporated by reference into this proxy statement and prospectus.

The financial statements of Sovereign Investors and Large Cap Equity for the fiscal year ended October 31, 2013, and each fund’s financial highlights as of that date have been independently audited by the funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), as stated in its report incorporated by reference in the funds’ SAI dated March 1, 2014. These financial statements and financial highlights have been included in reliance on the reports of PwC, given on its authority as an expert in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, NY 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, IL 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at sec.gov.

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [May 1, 2014], by and between John Hancock Sovereign Investors Fund (the “Acquired Fund”) and John Hancock Large Cap Equity Fund (the “Acquiring Fund”), each a separate series of John Hancock Investment Trust (the “Trust”), a Massachusetts business trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to its Class A, Class B, Class C and Class I shares in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund (the “Merger Shares”); and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.	REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

The Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a)	The Acquiring Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)	The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust dated March 8, 2005, as may be amended (the “Declaration”), and the 1940 Act.

(c)	The Acquiring Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as, a “regulated investment company” (“RIC”) within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)	The Acquired Fund has been furnished with: (i) the annual report of the Acquiring Fund for the fiscal year ended October 31, 2013, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm (“PwC”); which fairly presents the financial condition and result of operations of the Acquiring Fund as of October 31, 2013, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(e)	The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on the statement of assets and liabilities of the Acquiring Fund as of October 31, 2013, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

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(f)	The Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust (the “Board”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g)	Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund which assert liability on the part of the Trust or the Acquiring Fund or which materially affect the financial condition of the Trust or the Acquiring Fund or the Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)	Neither the Trust nor the Acquiring Fund is obligated under any provision of the Declaration or the Trust’s By-laws dated December 12, 1984, as may be amended (the “By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i)	There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j)	No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k)	The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

(i)	did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)	does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l)	The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

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(m)	All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund’s shares.

(n)	The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class B, Class C and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

(o)	At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p)	At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q)	The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.	REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

The Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a)	The Acquired Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)	The Trust is a duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Declaration and the 1940 Act.

(c)	The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

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(d)	The Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e)	The Acquiring Fund has been furnished with: (i) the annual report of the Acquired Fund for the fiscal year ended October 31, 2013, and the audited financial statements appearing therein, having been audited by PwC, independent registered public accounting firm; which fairly presents the financial condition and result of operations of the Acquired Fund as of October 31, 2013, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(f)	The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of October 31, 2013, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g)	Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund that assert liability on the part of the Trust or the Acquired Fund or which materially affect the financial condition of the Trust or the Acquired Fund or the Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)	There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i)	Neither the Trust nor the Acquired Fund is obligated under any provision of the By-laws, and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j)	The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)	As used in this Agreement, the term “Acquired Fund Investments” shall mean: (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or

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state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m)	The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

(i)	did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)	does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n)	All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund (“Acquired Fund Shares”). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares.

(o)	All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q)	The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.	THE REORGANIZATION

(a)	Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b)	If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

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(i)	nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Board or the Acquired Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

(ii)	nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Board or the Acquiring Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c)	Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d)	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e)	The Valuation Time shall be 4:00 PM, Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(f)	Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g)	The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h)	The Acquiring Fund will file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Declaration and By-laws to consummate the Reorganization.

4.	VALUATION

(a)	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the aggregate value of the assets of the Acquired Fund attributable to Class A, Class B, Class C and Class I shares of the Acquired Fund on such date less the value of the liabilities attributable to Class A, Class B, Class C and Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date; determined as hereinafter provided in this Section 4.

(b)	The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c)	The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d)	No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e)	The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open

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accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f)	The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s liabilities, if any, arising pursuant to this Agreement.

5.	PAYMENT OF EXPENSES

(a)	Except as otherwise provided in this Section 5, the Acquired Fund will bear all of any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b)	In the event that the Reorganization contemplated by this Agreement is not consummated, then John Hancock Advisers, LLC, investment advisor of the Acquired and Acquiring Funds, will bear all the costs and expenses incurred in connection with such Reorganization.

(c)	Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d)	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.

6.	COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a)	Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b)	The Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c)	In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d)	The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)	The Trust shall:

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(i)	following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Declaration and By-laws, the 1940 Act and any other applicable law;

(ii)	not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(iii)	on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(f)	Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g)	Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Trust, the Acquiring Fund, and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP, counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates LLP).

(h)	In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.

(i)	After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment advisor or an affiliate thereof.

(j)	Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Trust, an open-end management investment company registered under the 1940 Act.

7.	CLOSING DATE

(a)	Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on May 2, 2014, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

(b)	To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

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(c)	The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d)	As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.	CONDITIONS OF THE ACQUIRED FUND’S OBLIGATIONS

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a)	That the Board has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the Board certified by the Trust’s Secretary.

(b)	That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by the Trust’s President (or any Vice President) or its Treasurer, and a certificate signed by the Trust’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c)	That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Trust’s President (or any Vice President), its Chief Financial Officer or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)	That the Acquired Fund shall have received the opinion(s) of K&L Gates LLP, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

(i)	the Acquiring Fund is a separate series of the Trust, both the Acquiring Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)	the Acquiring Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii)	this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(iv)	neither the execution or delivery by the Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

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(v)	the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts’ law, be held personally liable for the obligations of the Acquiring Fund; and

(vi)	to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)	That the Acquired Fund shall have obtained an opinion from K&L Gates LLP dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g)	That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h)	That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, be contemplated by the Commission.

9.	CONDITIONS OF THE ACQUIRING FUND’S OBLIGATIONS

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a)	That the Board has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board, on behalf of the Acquired Fund, and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by the Trust’s Secretary or Assistant Secretary.

(b)	That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by the Trust’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Trust’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c)	That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Trust’s President (or any Vice President), its Chief Financial Officer or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has

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complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)	That the Acquiring Fund shall have received the opinion(s) of K&L Gates LLP, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

(i)	the Acquired Fund is a separate series of the Trust, both the Acquired Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)	the Acquired Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii)	this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(iv)	neither the execution or delivery by the Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(v)	to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)	That the Acquiring Fund shall have obtained an opinion from K&L Gates LLP, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g)	That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h)	That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i)	That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j)	That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.

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10.	TERMINATION, POSTPONEMENT AND WAIVERS

(a)	Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

(i)	by consent of the Board;

(ii)	by the Board, if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by the Board; or

(iii)	by the Board, if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by the Board.

(b)	If the Reorganization contemplated by this Agreement has not been consummated by [ ], 2015, this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Board.

(c)	In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d)	At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board, if, in the judgment of the Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund on behalf of which such action is taken.

(e)	The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties in the conduct of such office.

(f)	If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.	INDEMNIFICATION

(a)	Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified

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hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

(b)	The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor’s prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.	OTHER MATTERS

(a)	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b)	All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock Sovereign Investors Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to John Hancock Large Cap Equity Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c)	This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d)	It is expressly agreed that the obligations of the Trust, on behalf of each Fund, hereunder shall not be binding upon any of its trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund, as provided in the Declaration. The execution and delivery of this Agreement has been authorized by the Board on behalf of each Fund and signed by its authorized officers, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust on behalf of the relevant Fund, as provided in the Declaration.

(e)	This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

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IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK INVESTMENT TRUST,
on behalf of its series, John Hancock Sovereign Investors Fund

By: ___________________________________________________________

Name: ________________________________________________________

Title: _________________________________________________________

JOHN HANCOCK INVESTMENT TRUST,
on behalf of its series, John Hancock Large Cap Equity Fund

By: ___________________________________________________________

Name: ________________________________________________________

Title: _________________________________________________________

Agreed to and accepted as to Section 5 only:

JOHN HANCOCK ADVISERS, LLC

By: ___________________________________________________________

Name: ________________________________________________________

Title: _________________________________________________________

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Your prompt response to this proxy statement is important

■	Online

kingproxy.com/johnhancock

■	Phone

800-290-6430

■	Mail

Sign and return the enclosed voting card

John Hancock Funds, LLC ▪ Member FINRA, SIPC 601 Congress Street ▪ Boston, MA 02210-2805 ▪ 800-225-5291 ▪ jhinvestments.com
MF172338	290PX 2/14

STATEMENT OF ADDITIONAL INFORMATION

March 3, 2014

JOHN HANCOCK SOVEREIGN INVESTORS FUND

(the “Acquired Fund,” a series of John Hancock Investment Trust)

AND

JOHN HANCOCK LARGE CAP EQUITY FUND

(the “Acquiring Fund,” a series of John Hancock Investment Trust)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated March 3, 2014). This SAI provides additional information about the Acquired Fund and the Acquiring Fund (the “Funds”). The Funds are separate series of John Hancock Investment Trust, a Massachusetts business trust (the “Trust”). Please retain this SAI for further reference.

This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated March 3, 2014 relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on April 30, 2014.

A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:

John Hancock Advisers, LLC

601 Congress Street

Boston, Massachusetts 02210

800-225-5291

Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

TABLE OF CONTENTS

1.	The Statement of Additional Information dated March 1, 2014 (the “SAI”)

2.	The Annual Report of the Trust for the fiscal year ended October 31, 2013 with respect to the Funds (the “Annual Report”)

3.	Pro Forma Financial Information

INFORMATION INCORPORATED BY REFERENCE

The SAI is incorporated by reference to the SAI of the Trust, as filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 497(c) (File Nos. 811-00560 and 002-10156) on March 3, 2014 (Accession No. 0001133228-14-000915).

The Annual Report is incorporated by reference to the Trust’s report on Form N-CSR (File No. 811-00560), as filed with the SEC on December 30, 2013 (Accession No. 0000928816-13-002092).

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the Annual Report which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the twelve months ended October 31, 2013 is intended to present ratios and supplemental data as if the Reorganization of the Acquired Fund into the Acquiring Fund had been consummated on November 1, 2012. The Reorganization is intended to consolidate the Acquired Fund with a similar fund.

Both Funds are advised by John Hancock Advisers, LLC (“JHA”) and subadvised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”). Each Fund is a diversified series of the Trust.

The purpose of the Reorganization is to combine two funds with similar investment objectives and principal investment policies. The combined fund offers economies of scale that may lead to lower shareholder expenses and greater growth potential.

The Acquired Fund has four classes of shares outstanding: Class A shares, Class B shares, Class C Shares and Class I shares. In connection with the Reorganization, Class A, Class B, Class C and Class I shareholders of the Acquired Fund will receive Class A, Class B, Class C and Class I shares of the Acquiring Fund.

Class A shares of the Acquired Fund and the Acquiring Fund have the same characteristics and similar fee structures. Class A shares of each Fund are offered with front-end sales charges ranging from 5% to 2% of each Fund’s offering price, depending on the amount invested. Class A shares of the Acquired Fund are subject to distribution and service (Rule 12b-1) fees equal to 0.30% of the average daily net assets of the Acquired Fund’s Class A shares. Class A shares of the Acquiring Fund are subject to distribution and service (Rule 12b-1) fees equal to 0.25% of the average daily net assets of the Acquiring Fund’s Class A shares. For both Funds’ Class A shares, there is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (“CDSC”) of 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.

Class B shares of the Acquired Fund and the Acquiring Fund have the same characteristics and fee structures. Effective as of July 1, 2013, Class B shares of the Funds may not be purchased or acquired by any new or existing Class B shareholder, except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment. Class B shares of the Funds are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold, and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years. Class B shares of the Funds are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.

Class C shares of the Acquired Fund and the Acquiring Fund have the same characteristics and fee structures. Class C shares of the Funds are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the original purchase cost or the current market value, whichever is less, of the Class C shares being sold within one year of purchase. Class C shares of the Funds are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class C shares.

Class I shares of the Acquired Fund and the Acquiring Fund have the same characteristics and fee structures. Class I shares of the Funds are offered without a front-end sales charge or CDSC to certain types of investors if they also meet the minimum initial investment requirement for purchase of Class I shares. Class I shares of the Funds are not charged a distribution and service (Rule 12b-1) fee.

As of October 31, 2013, the Acquired Fund’s assets amounted to approximately $596,872,190 and the Acquiring Fund’s assets amounted to approximately $1,828,647,420.

Each Fund pays management fees to JHA equal to the annual percentages of average daily net assets, as shown in the following table:

2

Annual Advisory Fee Rates
Sovereign Investors Fund*	Large Cap Equity Fund
0.575% — First $750 million 0.550% — Next $750 million 0.500% — Next $1.0 billion 0.450% — Excess over $2.5 billion	0.625% — First $3 billion 0.600% — Excess over $3 billion

*	Fee schedule in effect as of July 1, 2013. Prior to this date, the annual advisory fees payable by the Acquired Fund amounted to 0.600% on first $750 million of the average daily net assets of the Acquired Fund, 0.550% of the next $750 million of the average daily next assets of the Acquired Fund, 0.500% of the next $1 billion of the average daily net assets of the Acquired Fund and 0.450% of the excess over $2.5 billion of such assets.

JHA pays subadvisory fees to JHAM US from its own assets and not from the assets of the relevant fund.

Through December 31, 2013, JHA also provided non-advisory administrative services to the Acquired Fund under a Service Agreement dated as of July 1, 2009 (the “2009 Service Agreement”). Effective January 1, 2014, the Trust entered into a Services Agreement with JHA with respect to the Acquired Fund, which supersedes the 2009 Service Agreement. JHA also provided similar services to the Acquiring Fund under an Accounting and Legal Services Agreement dated January 1, 1996, which remains in effect.

The Funds have the same other service providers, as detailed in the following table.

Distributor	John Hancock Funds, LLC
Transfer agent	John Hancock Signature Services, Inc.
Custodian	State Street Bank & Trust Company
Independent registered public accounting firm	PricewaterhouseCoopers LLP

Subject to shareholder approval of the reorganization, JHA has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Acquiring Fund to the extent necessary to maintain that Fund’s total operating expenses at 1.83% for Class B shares, 1.83% for Class C shares, and 0.78% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation, extraordinary expenses, acquired fund fee expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until February 28, 2016.

On a pro forma basis, for the twelve months ended October 31, 2013, the proposed reorganization would have resulted in an increase in management fees of approximately $194,065, and a decrease in other operating expenses (including audit fees) of approximately $320,011, resulting in no change in the gross operating expense ratio for the combined fund’s expense ratios.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. The Acquiring Fund is expected to be the accounting survivor after the Reorganization.

The Reorganization is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or its shareholders, or by the Acquiring Fund, as a result of the Reorganization. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis that the shareholders of the Acquired Fund had with respect to their shares of the Acquired Fund immediately before the Reorganization, and the tax holding period of the Acquiring Fund shares received by such shareholders will include the holding period of their Acquired Fund shares.

As of October 31, 2013, the Acquired Fund had no capital loss carryforwards.

3

The Acquired Fund will bear the costs incurred in connection with the Reorganization, estimated to be approximately $223,250. If the Reorganization is not consummated, JHA will pay the expenses of the Reorganization.

4

PART C

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Investment Trust (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-10156 and 811-00560) as filed with the Securities and Exchange Commission (the “SEC”) on February 26, 2014 (accession no. 0001133228-14-000824), which information is incorporated herein by reference.

Item 16. Exhibits

1(a)	Amended and Restated Declaration of Trust dated March 8, 2005. – previously filed as exhibit 99.(a) to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

1(a)(1)	Amendment dated June 24, 2005 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding change of address of principal place of business. – previously filed as exhibit 99.(a).1 to post-effective amendment no. 100 filed on February 14, 2007, accession number 0001010521-07-000179.

1(a)(2)	Amendment dated April 17, 2009 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding amendment and restatement of Section 8.4. – previously filed as exhibit 99.(a).7 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

2(a)	Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b) to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

2(a)(1)	Amendment dated March 11, 2008 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).1 to post-effective amendment no. 111 filed on February 27, 2009, accession number 0000950135-09-001332.

2(a)(2)	Amendment dated June 9, 2009 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).2 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

2(a)(3)	Amendment dated August 31, 2010 to the Amended and Restated By-Laws dated March 5, 2005. – previously filed as exhibit 99.(b).4 to post-effective amendment no. 115 filed on February 24, 2011, accession number 0000950123-11-017991.

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus).

5	Included in Exhibits 1 and 2 hereto.

6(a)	Investment Management Contract dated December 22, 1994 (the “Investment Management Contract”) between the Registrant and John Hancock Advisers, LLC (formerly, John Hancock Advisers, Inc.) relating to John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(5).(a) to post-effective amendment no. 73 filed on May 10, 1995, accession number 0000950135-95-001122.

6(a)(1)	Amendment dated July 1, 2005 to Investment Management Contract. – previously filed as exhibit 99.(d).4 to post-effective amendment no. 99 filed on March 1, 2006, accession number 0001010521-06-000157

6(a)(2)	Sub-Advisory Agreement dated December 31, 2005 (“Sub-Advisory Agreement”) among the Registrant, John Hancock Advisers, LLC, and John Hancock Asset Management a division of Manulife Asset Management (US) LLC) (formerly, MFC Global Investment Management (U.S.) LLC) relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund, John Hancock Large Cap Equity Fund, John Hancock Small Cap Intrinsic Value Fund and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(d).8 to post-effective amendment no. 100 filed on February 14, 2007, accession number 0001010521-07-000179.

6(a)(3)	Amendment dated June 28, 2007 to the Sub-Advisory Agreement among the Registrant, John Hancock Advisers, LLC, and John Hancock Asset Management a division of Manulife Asset Management (US) LLC) (formerly, MFC Global Investment Management (U.S.) LLC). – previously filed as exhibit 99.(d).9 to post-effective amendment no. 107 filed on April 25, 2008, accession number 0000950135-08-002850.

7	Distribution Agreement dated August 1, 1991 (“Distribution Agreement”) between John Hancock Funds, Inc. (formerly, John Hancock Broker Distribution Services, Inc. and currently known as John Hancock Funds, LLC) and the Registrant. – previously filed as exhibit 99.(e) to post-effective amendment no. 97 filed on December 15, 2004, accession number 0001010521-04-000305.

8	Not Applicable.

9	Master Custodian Agreement dated September 10, 2008 among John Hancock Mutual Funds and State Street Bank and Trust Company. – previously filed as exhibit 99.(g).1 to post-effective amendment no. 111 filed on February 27, 2009, accession number 0000950135-09-001332.

10(a)

Classes A and B Distribution Plans dated December 22, 1994 between John Hancock Large Cap Equity Fund (formerly John Hancock Growth and Income Fund) and John Hancock Funds, Inc. – previously filed as exhibit 99.(m).2 to post-effective amendment no. 73 filed on May 10, 1995, accession number 0000950135-95-001122.

10(a)(1)	Class C Distribution Plan dated May 1, 1998 between John Hancock Large Cap Equity Fund (formerly John Hancock Growth and Income Fund) and John Hancock Funds, Inc.– previously filed as exhibit 99.(m).3 to post-effective amendment no. 82 filed on July 15, 1998, accession number 0001010521-98-000292.

10(b)	Rule 18f-3 Plan. Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated December 6, 2011 as amended as of June 26, 2013 (“18f-3 Plan”) for John Hancock Mutual Funds advised by John Hancock Advisers, LLC. – previously filed as exhibit 99.(n) to post-effective amendment no. 126 filed on February 26, 2014, accession number 0001133228-14-000824.

11	Opinion and Consent of K&L Gates LLP, regarding legality of issuance of shares and other matters – previously filed as exhibit 99.11 to the initial registration statement on Form N-14 filed on January 24, 2014, accession number 0001133228-14-000441.

12	Form of Opinion of K&L Gates LLP on tax matters – FILED HEREWITH.

13	Not Applicable.

14	Consent of PricewaterhouseCoopers LLP – FILED HEREWITH.

15	Not Applicable.

16	Power of Attorney for all Trustees – previously filed as exhibit 99.16 to the initial registration on Form N-14 statement filed on January 24, 2014, accession number 0001133228-14-000441.

17	Proxy Card – FILED HEREWITH.

Item 17. Undertakings

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 3rd day of March, 2014.

JOHN HANCOCK INVESTMENT TRUST

By: /s/ Hugh McHaffie

Name: Hugh McHaffie

Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Hugh McHaffie
Hugh McHaffie	President	March 3, 2014

/s/ Charles A. Rizzo	Chief Financial Officer	March 3, 2014
Charles A. Rizzo	(Principal Financial Officer and
Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 3, 2014
Charles L. Bardelis

/s/ Craig Bromley*	Trustee	March 3, 2014
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 3, 2014
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 3, 2014
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 3, 2014
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 3, 2014
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	March 3, 2014
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 3, 2014
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 3, 2014
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	March 3, 2014
Steven R. Pruchansky

/s/ Warren A. Thomson *	Trustee	March 3, 2014
Warren A. Thomson

*By: Power of Attorney

By: /s/ Nicholas J. Kolokithas		March 3, 2014
Nicholas J. Kolokithas
Attorney-in-Fact

*Pursuant to Power of Attorney
filed with the Trust’s Registration
Statement on January 24, 2014

JOHN HANCOCK INVESTMENT TRUST
Index To Exhibits

Exhibit Number	Description of Exhibit

4	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus).
12	Form of Opinion of K&L Gates LLP on tax matters.
14	Consent of PricewaterhouseCoopers LLP.
17	Proxy Card.